NOTE 4 - RELATED PARTY	Dec. 31, 2022
Notes
NOTE 4 - RELATED PARTY

NOTE 4 – RELATED PARTY

For the months ended December 31, 2022 and 2021, the Company had expenses totaling $1,000 and $65,000 respectively, to an officer and director for salaries, which is included in general and administrative expenses on the accompanying statement of operations. As of December 31, 2022, there was a total of convertible debt of $0.00 and accrued interest payable of $0.00 due to an officer and director, employees, and shareholders.